Label	Element	Value
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Virtus Duff & Phelps Real Asset Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:

Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Investors should retain this supplement with the Prospectuses for future reference.
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.43%
Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.50%
Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.29%
Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.34%
Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.75%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.26%
Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.28%
Performance Inception Date	oef_PerfInceptionDate	Jan. 31, 2022